RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
Right-of-use assets, net		$ 650,282	$ 812,821
Operating lease liability recognized upon adoption	$ 1,700,000	650,282
Lease liabilities
2023		552,162
2024		119,944
Total operating lease payments		672,106
Less: imputed interest		(21,824)
Present value of operating lease liabilities	$ 1,700,000	650,282
Total rent expense		497,000	$ 408,000	$ 323,000
Maximum
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
Incremental borrowing rate	5.63%
Minimum
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
Incremental borrowing rate	4.75%
Manufacturing Facility In China Under Operating Lease
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
Annual payment under lease		371,000
Parking Facilities In China Under Operating Lease
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
Annual payment under lease		15,000
Office Equipment In Hong Kong Under Operating Lease
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
Annual payment under lease		4,400
Office Space In Hong Kong Under Operating Lease
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
Annual payment under lease		$ 170,000